GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net
Gross carrying amount	$ 259,016	$ 262,712
Accumulated amortization	(222,157)	(216,386)
Net book value	36,859	46,326
Customer related intangible assets
Intangible Assets, Net
Gross carrying amount	214,307	214,973
Accumulated amortization	(194,594)	(187,923)
Net book value	$ 19,713	27,050
Customer related intangible assets | Weighted average
Intangible Assets, Net
Weighted average estimated useful life (in years)	9 years
Operating agreement
Intangible Assets, Net
Gross carrying amount	$ 35,000	35,000
Accumulated amortization	(20,854)	(19,126)
Net book value	$ 14,146	15,874
Operating agreement | Weighted average
Intangible Assets, Net
Weighted average estimated useful life (in years)	20 years
Trademarks and trade names
Intangible Assets, Net
Gross carrying amount	$ 9,709	9,709
Accumulated amortization	(6,709)	(6,307)
Net book value	$ 3,000	3,402
Trademarks and trade names | Weighted average
Intangible Assets, Net
Weighted average estimated useful life (in years)	16 years
Non-compete agreements
Intangible Assets, Net
Gross carrying amount	$ 0	1,230
Accumulated amortization	0	(1,230)
Net book value	0	0
Other intangible assets
Intangible Assets, Net
Gross carrying amount	0	1,800
Accumulated amortization	0	(1,800)
Net book value	$ 0	$ 0
Intellectual property | Weighted average
Intangible Assets, Net
Weighted average estimated useful life (in years)	0 years